UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 06/30/06

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-11604

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

 /s/ Pamela K. Hagenah
--------------------------------------------------------------------------------
    Pamela K. Hagenah         Menlo Park, California          August 3, 2006
    [Signature]                   [City, State]                 [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                   -0-
                                        ------------------------------

Form 13F Information Table Total:                     26
                                        ------------------------------

Form 13F Information Table Value Total:             $176,283
                                        ------------------------------
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

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

                                TITLE                    VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP    (X$1,000)    PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE     SHARED    NONE
---------------------        ----------     ---------- ----------   --------   ---- ----- -------- --------  -----    -------   ----
ADAPTEC INC                   COMM STK      00651F108    5,273      1,215,000   SH         SOLE             1,215,000    0        0
AIRSPAN NETWORKS INC.         COMM STK      00950H102      989        408,496   SH         SOLE               408,496    0        0
APPLE COMPUTER                COMM STK      037833100    5,154         90,000   SH         SOLE                90,000    0        0
ALVARION LTD.                 SHS           M0861T100      216         35,208   SH         SOLE                35,208    0        0
BROADCOM CORP                 CL A          111320107    6,066        200,000   SH         SOLE               200,000    0        0
COMBINATORX INC               COMM STK      20010A103    4,588        521,951   SH         SOLE               521,951    0        0
CONOR MEDSYSTEMS INC.         COMM STK      208264101    8,277        300,000   SH         SOLE               300,000    0        0
EBAY                          COMM STK      278642103    9,519        325,000   SH         SOLE               325,000    0        0
GENESIS MICROCHIP INC DEL     COMM STK      37184C103    2,763        239,049   SH         SOLE               239,049    0        0
GENOMIC HEALTH INC            COMM STK      37244C101    4,897        416,100   SH         SOLE               416,100    0        0
GOOGLE INC                    COMM STK      38259P508   25,160         60,000   SH         SOLE                60,000    0        0
GREENFIELD ONLINE INC.        COMM STK      395150105    5,187        700,000   SH         SOLE               700,000    0        0
IKANOS COMMUNICATIONS INC.    COMM STK      45173E105    4,557        300,000   SH         SOLE               300,000    0        0
IMMUNICON CORP                COMM STK      45260A107    3,256        625,000   SH         SOLE               625,000    0        0
JUPITERMEDIA CORP             COMM STK      48207D101    7,800        600,000   SH         SOLE               600,000    0        0
NUVASIVE INC.                 COMM STK      670704105    3,646        200,000   SH         SOLE               200,000    0        0
OPENWAVE SYSTEMS INC.         COMM STK      683718308    6,924        600,000   SH         SOLE               600,000    0        0
PHARMACYCLICS                 COMM STK      716933106    1,235        320,000   SH         SOLE               320,000    0        0
POWERDSINE LTD.               COMM STK      M41415106    4,700        650,000   SH         SOLE               650,000    0        0
QUALCOMM INC                  COMM STK      747525103    8,615        215,000   SH         SOLE               215,000    0        0
SALESFORCE COM IN             COMM STK      79466L302    8,531        320,000   SH         SOLE               320,000    0        0
SIRF TECHNOLOGY HOLDINGS INC. COMM STK      82967H101   11,921        370,000   SH         SOLE               370,000    0        0
SONICWALL INC                 COMM STK      835470105    8,990      1,000,000   SH         SOLE             1,000,000    0        0
SYNCHRONOSS TECHNOLOGIES INC  COMM STK      85157B103    4,072        469,100   SH         SOLE               469,100    0        0
VERISIGN INC.                 COMM STK      92343E102   15,061        650,000   SH         SOLE               650,000    0        0
WEBEX COMMUNICATIONS INC.     COMM STK      94767L109    8,885        250,000   SH         SOLE               250,000    0        0

GRAND TOTAL                                           $176,283

